13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/09
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Atlantic Investment Company
Address:      3050 Peachtree Road, Suite 200
              Atlanta, Georgia 30305

Form 13F File Number:                         28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Malon W. Courts
Title: President/CEO
Phone: 404.523.6057

Malon W. Courts                           Atlanta, GA             8/13/09
------------------------------          ----------------       ---------------
Signature                               City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                            4

Form 13F Information Table Value Total:                   $17,780.00

List of Other Included Managers:

                                                        MKT VAL               INVESTMENT   OTHER         VOTING AUTHORITY
ISSUER NAME               TITLE OF CLASS    CUSIP       (X $1000)    SHARES   DISCRETION   MNGRS       SOLE    SHARED  NONE
COUSINS PROPERTIES INC    COM              222795106     $14,733.00   1733291   SOLE                 1733291
RADIANT SYSTEMS INC       COM              75025n102        $872.00    105000   SOLE                  105000
EV ENERGY PARTNERS L P    COM UNITS        26926V107      $1,129.00     59858   SOLE                   55858
HARRIS CORP               COM              413875105      $1,046.00     36900   SOLE                   36000